RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Summary of loans to directors and executive officers

A summary of loans to our directors and executive officers whose borrowing relationship (which includes loans to entities in which the individual owns a 10% or more voting interest) exceeds $60,000 for the years ended December 31 follows:

	2015	2014
	(In thousands)
Balance at beginning of year	$216	$351
New loans and advances	—	—
Repayments	(26)	(135)
Balance at end of year	$190	$216